Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Significant Accounting Policies
Schedule of Company’s subsidiaries and associate

				Direct and indirect interest
Name	Principal activities	Location	Investment type	December 31, 2022	December 31, 2021
Afya Participações S.A. (“Afya Brazil”)	Holding	Nova Lima - MG	Subsidiary	100%	100%
Instituto Tocantinense Presidente Antônio Carlos Porto S.A. – (“ITPAC Porto”)	Undergraduate degree programs	Porto Nacional - TO	Subsidiary	100%	100%
Instituto Tocantinense Presidente Antônio Carlos S.A. – (“ITPAC Araguaina”)	Undergraduate degree programs	Araguaína - TO	Subsidiary	100%	100%
União Educacional do Vale do Aço S.A. – (“UNIVAÇO”)	Medicine undergraduate degree program	Ipatinga - MG	Subsidiary	100%	100%
IPTAN - Instituto de Ensino Superior Presidente Tancredo de Almeida Neves S.A. (“IPTAN”)	Undergraduate degree programs	São João Del Rei - MG	Subsidiary	100%	100%
Instituto de Educação Superior do Vale do Parnaíba S.A. (“IESVAP”)	Undergraduate degree programs	Parnaíba - PI	Subsidiary	80%	80%
Centro de Ciências em Saúde de Itajubá S.A. (“CCSI”)	Medicine undergraduate degree program	Itajubá - MG	Subsidiary	60%	60%
Instituto de Ensino Superior do Piauí S.A. (”IESP”)	Undergraduate and graduate degree programs	Teresina - PI	Subsidiary	100%	100%
Centro Integrado de Saúde de Teresina (“CIS”)	Outpatient care	Teresina - PI	Subsidiary	100%	100%
FADEP - Faculdade Educacional de Pato Branco Ltda. (“FADEP”)	Undergraduate degree programs	Pato Branco - PR	Subsidiary	100%	100%
Medcel Editora e Eventos S.A. (“Medcel”)	Medical education content	São Paulo - SP	Subsidiary	100%	100%
Instituto Educacional Santo Agostinho S.A. (“FASA”)	Undergraduate degree programs	Montes Claros - MG	Subsidiary	100%	100%
ESMC Educação Superior Ltda. (“ESMC”)	Undergraduate degree programs	Montes Claros - MG	Subsidiary	100%	100%
Instituto de Pesquisa e Ensino Médico do Estado de Minas Gerais Ltda. (“IPEMED”)	Graduate	Belo Horizonte - MG	Subsidiary	100%	100%
Instituto Paraense de Educação e Cultura Ltda (“IPEC”)	Medicine degree programs	Marabá - PA	Subsidiary	100%	100%
Sociedade Universitária Redentor S.A. (“UniRedentor”)	Undergraduate and graduate degree programs	Itaperuna - RJ	Subsidiary	100%	100%
Centro Universitário São Lucas Ltda. (“UniSL”)	Undergraduate degree programs	Porto Velho - RO	Subsidiary	100%	100%
Peb Med Instituição de Pesquisa Médica e Serviços Ltda (“PebMed”)	Content and clinical tools and online platform	Rio de Janeiro - RJ	Subsidiary	100%	100%
Faculdade de Ensino Superior da Amazônia Reunida – (“FESAR”)	Undergraduate degree programs	Redenção – PA	Subsidiary	100%	100%
Centro Superior de Ciências da Saúde S/S Ltda. (“FCMPB”)	Medicine degree programs	João Pessoa – PB	Subsidiary	100%	100%
MedPhone Tecnologia em Saúde Ltda. (“MedPhone”) **	Content and clinical tools and online platform	Recife – PE	Subsidiary	-	100%
iClinic Desenvolvimento de Software Ltda (“iClinic”)	Electronic Medical Record, Clinical Management System	Ribeirão Preto - SP	Subsidiary	100%	100%
Medicinae Solutions S.A. (“Medicinae”)	Healthcare payments and financial services	Rio de Janeiro – RJ	Subsidiary	100%	100%
Medical Harbour Aparelhos Médico Hospitalares e Serviços em Tecnologia Ltda. (“Medical Harbour”)	Educational health and medical imaging	Florianópolis – SC	Subsidiary	100%	100%
Cliquefarma Drogarias Online Ltda.(“Cliquefarma”)	Online platform	São Paulo – SP	Subsidiary	100%	100%
Shosp Tecnologia da Informação Ltda. (“Shosp”)	Electronic Medical Record, Clinical Management System	Rio de Janeiro – RJ	Subsidiary	100%	100%
Sociedade Padrão de Educação Superior Ltda. (“UnifipMoc”)	Undergraduate degree programs	Montes Claros - MG	Subsidiary	100%	100%
Nucleo de Atenção à Saúde e de Práticas Profissionalizantes (“NASPP)	Outpatient care	Montes Claros - MG	Subsidiary	100%	100%
Companhia Nilza Cordeiro Herdy de Educação e Cultura. (“Unigranrio”)	Undergraduate and graduate degree programs	Duque de Caxias - RJ	Subsidiary	100%	100%
Policlínica e Centro de Estética Duque de Caxias Ltda. (“Policlínica”)	Outpatient care	Duque de Caxias - RJ	Subsidiary	100%	100%
Sociedade Educacional de Palhoça S/A Ltda. (“SOCIESP”)	Basic Education	Palhoça - SC	Subsidiary	100%	100%
Instituto de Ensino Superior de Palhoça S/S Ltda. (“IESP PALHOÇA”)	Undergraduate degree programs	Palhoça - SC	Subsidiary	100%	100%
RX PRO Soluções de Tecnologia Ltda. (“RX PRO”)	Marketing for pharmaceutical industry	São Paulo – SP	Subsidiary	100%	100%
RX PRO LOG Transporte e Logística Ltda. (“RX PRO LOG”)	Marketing for pharmaceutical industry	São Paulo – SP	Subsidiary	100%	100%
BMV Atividades Médicas Ltda. (“Além da Medicina”) *	Medical education content	São Paulo – SP	Subsidiary	100%	-
Cardiopapers Soluções Digitais Ltda (“CardioPapers”) *	Medical education content	Recife – PE	Subsidiary	100%	-
Quasar Telemedicina Desenvolvimento de Sistemas Computacionais Ltda. (“Glic”) *	Patient physician relationship	Barueri – SP	Subsidiary	100%	-
União Educacional do Planalto Central S.A. (“UEPC”)	Undergraduate degree programs	Brasília - DF	Associate	30%	30%

* See Note 5 for further details of the business combinations during 2022.

** Medphone was merged by Afya Participações in October 2022.

Schedule of estimated useful lives of the assets

Building	25 years
Machinery and equipment	10 years
Vehicles	4 years
Furniture and fixtures	10 years
IT equipment	5 years
Library books	10 years
Laboratories and clinics	10 years
Leasehold improvements	5 - 20 years

Schedule of changes in accounting policies and disclosures

Amendments / standards	Description	Period First adopted	Impact
Onerous Contracts – Costs of Fulfilling a Contract – Amendments to IAS 37	Specify that when assessing whether a contract is onerous or loss-making, an entity needs to include costs that relate directly to a contract to provide goods or services including both incremental costs (e.g., the costs of direct labour and materials) and an allocation of costs directly related to contract activities (e.g., depreciation of equipment used to fulfil the contract and costs of contract management and supervision). General and administrative costs do not relate directly to a contract and are excluded unless they are explicitly chargeable to the counterparty under the contract.	1 January 2022	These amendments have no significant impact on the Company’s consolidated financial statements.
Reference to the Conceptual Framework – Amendments to IFRS 3

The amendments add an exception to the recognition principle of IFRS 3 Business Combinations to avoid the issue of potential ‘day 2’ gains or losses arising for liabilities and contingent liabilities that would be within the scope of IAS 37 Provisions, Contingent Liabilities and Contingent Assets or IFRIC 21 Levies, if incurred separately. The exception requires entities to apply the criteria in IAS 37 or IFRIC 21, respectively, instead of the Conceptual Framework, to determine whether a present obligation exists at the acquisition date. The amendments also add a new paragraph to IFRS 3 to clarify that contingent assets do not qualify for recognition at the acquisition date.

		1 January 2022	These amendments had no impact on the Company’s consolidated financial statements.
Property, Plant and Equipment: Proceeds before Intended Use – Amendments to IAS 16 Leases	The amendment prohibits entities from deducting from the cost of an item of property, plant and equipment, any proceeds of the sale of items produced while bringing that asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Instead, an entity recognises the proceeds from selling such items, and the costs of producing those items, in profit or loss.	1 January 2022	These amendments had no impact on the Company’s consolidated financial statements.

The new and amended standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Company’s financial statements are presented below. The Group intends to adopt these new and amended standards and interpretations, if applicable, when they become effective.

Amendments / standards	Description	Period First adopted	Impact
Amendments to IAS 1: Classification of Liabilities as Current or Non-current

The amendments clarify: i) what is meant by a right to defer settlement; ii) that a right to defer must exist at the end of the reporting period; iii) that classification is unaffected by the likelihood that an entity will exercise its deferral right; iv) that only if an embedded derivative in a convertible liability is itself an equity instrument would the terms of a liability not impact its classification

The amendments must be applied retrospectively.

		1 January 2023	These amendments are not expected to have a significant impact on the Company’s financial statements.
Definition of Accounting Estimates - Amendments to IAS 8

The IASB issued amendments to IAS 8, in which it introduces a definition of ‘accounting estimates’. The amendments clarify the distinction between changes in accounting estimates and changes in accounting policies and the correction of errors. Also, they clarify how entities use measurement techniques and inputs to develop accounting estimates.

The amendments when effective apply to changes in accounting policies and changes in accounting estimates that occur on or after the start of that period. Earlier application is permitted as long as this fact is disclosed.

		1 January 2023	These amendments are not expected to have a significant impact on the Company’s financial statements.
Disclosure of Accounting Policies - Amendments to IAS 1 and IFRS Practice Statement 2

The IASB issued amendments to IAS 1 and IFRS Practice Statement 2 Making Materiality Judgements, in which it provides guidance and examples to help entities apply materiality judgements to accounting policy disclosures. The amendments aim to help entities provide accounting policy disclosures that are more useful by replacing the requirement for entities to disclose their ‘significant’ accounting policies with a requirement to disclose their ‘material’ accounting policies and adding guidance on how entities apply the concept of materiality in making decisions about accounting policy disclosures.

Since the amendments to the Practice Statement 2 provide non-mandatory guidance on the application of the definition of material to accounting policy information, an effective date for these amendments is not necessary.

		1 January 2023	These amendments are not expected to have a significant impact on the Company’s financial statements.
Deferred Tax related to Assets and Liabilities arising from a Single Transaction - Amendments to IAS 12

The Board issued amendments to IAS 12, which narrow the scope of the initial recognition exception under IAS 12, so that it no longer applies to transactions that give rise to equal taxable and deductible temporary differences.

The amendments should be applied to transactions that occur on or after the beginning of the earliest comparative period presented. In addition, at the beginning of the earliest comparative period presented, a deferred tax asset (provided that sufficient taxable profit is available) and a deferred tax liability should also be recognised for all deductible and taxable temporary differences associated with leases and decommissioning obligations.

		1 January 2023	These amendments are not expected to have a significant impact on the Company’s financial statements.